BALANCE SHEET DETAILS - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories:
Raw materials	$ 563	$ 3,328
Work in process	39	1,766
Finished goods	935	1,601
Total Inventory	$ 1,537	$ 6,695